Business Segment and Geographical Information - Distribution of Depreciation and Amortization by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Depreciation amortization and right-of-use assets amortization	$ 100,017	$ 91,922	$ 65,916
Ireland
Segment Reporting Information [Line Items]
Depreciation amortization and right-of-use assets amortization	33,516	30,635	34,721
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation amortization and right-of-use assets amortization	18,569	14,370	5,331
U.S.
Segment Reporting Information [Line Items]
Depreciation amortization and right-of-use assets amortization	36,060	33,922	21,605
Other
Segment Reporting Information [Line Items]
Depreciation amortization and right-of-use assets amortization	$ 11,872	$ 12,995	$ 4,259